Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (13,450)	$ (9,636)	$ (49,037)	$ (27,246)	$ (11,981)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	529	370	1,660	1,378	1,517
Deferred income taxes			4	154
Accrued interest due on debt maturity date		261	625	1,226	716
Amortization of debt discount and deferred financing fees	65	188	596	615	283
Noncash compensation expense	680	593	3,842	6,699	76
Noncash loss on debt extinguishment			1,075
Changes in certain assets:
Accounts receivable	(1,293)	(304)	(1,275)	(662)	(440)
Prepaid expenses and other current assets	(3,754)	(1,387)	(6,068)	(1,688)	(106)
Changes in certain liabilities:
Accounts payable	(2,462)	(1,951)	2,089	718	864
Accrued liabilities	13,316	6,795	4,497	2,490	120
Accrued interest on long-term debt			(2,668)
Net cash used in operating activities	(2,270)	(3,323)	(33,135)	(11,079)	(5,306)
Investing activities
Restricted cash	250			(150)	850
Property and equipment	(1,318)	(617)	(3,085)	(629)	(449)
Data acquisition costs	(715)	(167)	(1,191)	(789)	(576)
Net cash used in investing activities	(1,783)	(784)	(4,276)	(1,568)	(175)
Financing activities
Borrowings under lines of credit			10,000
Payments under lines of credit			(10,000)
Principal payments on long-term debt		(1,782)	(21,797)	(2,036)	(168)
Proceeds from long-term debt			15,000
Proceeds from exercise of stock options	16
Payments on capital lease obligations		(12)	(41)	(81)	(107)
Purchases of treasury stock			(21,897)	(1,822)
Distributions to stockholders				(96)
Cash paid for financing costs			(944)		(14)
Proceeds from initial public stock offering, net of fees			88,565
Sale of preferred stock, net of costs		51,592	57,923	23,875
Net cash provided by (used in) financing activities	16	49,798	116,809	19,840	(289)
Net increase (decrease) in cash	(4,037)	45,691	79,398	7,193	(5,770)
Cash and cash equivalents, beginning of period	88,607	9,209	9,209	2,016	7,786
Cash and cash equivalents, end of period	84,570	54,900	88,607	9,209	2,016
Supplemental cash flow disclosures
Cash paid for interest			4,899	2,057	2,393
Deferred advertising revenue [Member]
Changes in certain liabilities:
Deferred revenue	2,791	1,443	5,433	1,859	1,729
Deferred membership revenue [Member]
Changes in certain liabilities:
Deferred revenue	$ 1,308	$ 305	$ 6,092	$ 3,378	$ 1,916